Business, Liquidity and Capital Resources - Merger Agreement (Details) - Blade Urban Air Mobility [Member] - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	May 07, 2021	Sep. 30, 2020
Gross prceeds from PIPE financing	$ 125,000
Experience Investment Corp. | Merger Agreement | Approval by the stockholders or waiver of certain other conditions
Gross prceeds from PIPE financing		$ 125,000
Cash		$ 103,000
Class A Common stock
Merger Consideration	$ 365,000
Class A Common stock | Experience Investment Corp. | Merger Agreement | Approval by the stockholders or waiver of certain other conditions
Reference price per share		$ 10.00
Merger Consideration (in shares)		35,625,000
Merger Consideration		$ 356,250